SUPPLEMENT DATED JUNE 6, 2000
TO DREYFUS FOUNDERS DISCOVERY FUND PROSPECTUS
DATED MAY 1, 2000

The following information supplements the information contained in the "Your Investment - Services for Fund Investors" section on page 9 of the Fund's Prospectus.

Class B Shares - Automatic Withdrawal Plan

A CDSC will not be charged on Class B shares redeemed under an Automatic Withdrawal Plan ("AWP") for any fund account opened on or after July 24, 2000, or for any existing fund account that adds AWP services on or after July 24, 2000, as long as the amount of the withdrawal does not exceed the greater of:

  an annual rate of 12% of the account value at the time of the first withdrawal under the AWP; or
  an annual rate of 12% of the account value at the time of any subsequent withdrawal.

SUPPLEMENT DATED JUNE 6, 2000
TO DREYFUS FOUNDERS GROWTH FUND PROSPECTUS
DATED MAY 1, 2000

The following information supplements the information contained in the "Your Investment - Services for Fund Investors" section on page 10 of the Fund's Prospectus.

Class B Shares - Automatic Withdrawal Plan

A CDSC will not be charged on Class B shares redeemed under an Automatic Withdrawal Plan ("AWP") for any fund account opened on or after July 24, 2000, or for any existing fund account that adds AWP services on or after July 24, 2000, as long as the amount of the withdrawal does not exceed the greater of:

  an annual rate of 12% of the account value at the time of the first withdrawal under the AWP; or
  an annual rate of 12% of the account value at the time of any subsequent withdrawal.

SUPPLEMENT DATED JUNE 6, 2000
TO DREYFUS FOUNDERS GROWTH AND INCOME FUND PROSPECTUS
DATED MAY 1, 2000

The following information supplements the information contained in the "Your Investment - Services for Fund Investors" section on page 10 of the Fund's Prospectus.

Class B Shares - Automatic Withdrawal Plan

A CDSC will not be charged on Class B shares redeemed under an Automatic Withdrawal Plan ("AWP") for any fund account opened on or after July 24, 2000, or for any existing fund account that adds AWP services on or after July 24, 2000, as long as the amount of the withdrawal does not exceed the greater of:

  an annual rate of 12% of the account value at the time of the first withdrawal under the AWP; or
  an annual rate of 12% of the account value at the time of any subsequent withdrawal.

SUPPLEMENT DATED JUNE 6, 2000
TO DREYFUS FOUNDERS FOCUS FUND PROSPECTUS
DATED MAY 1, 2000

The following information supplements the information contained in the "Your Investment - Services for Fund Investors" section on page 9 of the Fund's Prospectus.

Class B Shares - Automatic Withdrawal Plan

A CDSC will not be charged on Class B shares redeemed under an Automatic Withdrawal Plan ("AWP") for any fund account opened on or after July 24, 2000, or for any existing fund account that adds AWP services on or after July 24, 2000, as long as the amount of the withdrawal does not exceed the greater of:

  an annual rate of 12% of the account value at the time of the first withdrawal under the AWP; or
  an annual rate of 12% of the account value at the time of any subsequent withdrawal.

SUPPLEMENT DATED JUNE 6, 2000
TO DREYFUS FOUNDERS WORLDWIDE GROWTH FUND PROSPECTUS
DATED MAY 1, 2000

The following information supplements the information contained in the "Your Investment - Services for Fund Investors" section on page 11 of the Fund's Prospectus.

Class B Shares - Automatic Withdrawal Plan

A CDSC will not be charged on Class B shares redeemed under an Automatic Withdrawal Plan ("AWP") for any fund account opened on or after July 24, 2000, or for any existing fund account that adds AWP services on or after July 24, 2000, as long as the amount of the withdrawal does not exceed the greater of:

  an annual rate of 12% of the account value at the time of the first withdrawal under the AWP; or
  an annual rate of 12% of the account value at the time of any subsequent withdrawal.

SUPPLEMENT DATED JUNE 6, 2000
TO DREYFUS FOUNDERS INTERNTIONAL EQUITY FUND PROSPECTUS
DATED MAY 1, 2000

The following information supplements the information contained in the "Your Investment - Services for Fund Investors" section on page 11 of the Fund's Prospectus.

Class B Shares - Automatic Withdrawal Plan

A CDSC will not be charged on Class B shares redeemed under an Automatic Withdrawal Plan ("AWP") for any fund account opened on or after July 24, 2000, or for any existing fund account that adds AWP services on or after July 24, 2000, as long as the amount of the withdrawal does not exceed the greater of:

  an annual rate of 12% of the account value at the time of the first withdrawal under the AWP; or
  an annual rate of 12% of the account value at the time of any subsequent withdrawal.

SUPPLEMENT DATED JUNE 6, 2000
TO DREYFUS FOUNDERS BALANCED FUND PROSPECTUS
DATED MAY 1, 2000

The following information supplements the information contained in the "Your Investment - Services for Fund Investors" section on page 10 of the Fund's Prospectus.

Class B Shares - Automatic Withdrawal Plan

A CDSC will not be charged on Class B shares redeemed under an Automatic Withdrawal Plan ("AWP") for any fund account opened on or after July 24, 2000, or for any existing fund account that adds AWP services on or after July 24, 2000, as long as the amount of the withdrawal does not exceed the greater of:

  an annual rate of 12% of the account value at the time of the first withdrawal under the AWP; or
  an annual rate of 12% of the account value at the time of any subsequent withdrawal.

SUPPLEMENT DATED JUNE 6, 2000
TO DREYFUS FOUNDERS PASSPORT FUND PROSPECTUS
DATED MAY 1, 2000

The following information supplements the information contained in the "Your Investment - Services for Fund Investors" section on page 11 of the Fund's Prospectus.

Class B Shares - Automatic Withdrawal Plan

A CDSC will not be charged on Class B shares redeemed under an Automatic Withdrawal Plan ("AWP") for any fund account opened on or after July 24, 2000, or for any existing fund account that adds AWP services on or after July 24, 2000, as long as the amount of the withdrawal does not exceed the greater of:

  an annual rate of 12% of the account value at the time of the first withdrawal under the AWP; or
  an annual rate of 12% of the account value at the time of any subsequent withdrawal.

SUPPLEMENT DATED JUNE 6, 2000
TO DREYFUS FOUNDERS MID-CAP GROWTH FUND PROSPECTUS
DATED MAY 1, 2000

The following information supplements the information contained in the "Your Investment - Services for Fund Investors" section on page 11 of the Fund's Prospectus.

Class B Shares - Automatic Withdrawal Plan

A CDSC will not be charged on Class B shares redeemed under an Automatic Withdrawal Plan ("AWP") for any fund account opened on or after July 24, 2000, or for any existing fund account that adds AWP services on or after July 24, 2000, as long as the amount of the withdrawal does not exceed the greater of:

  an annual rate of 12% of the account value at the time of the first withdrawal under the AWP; or
  an annual rate of 12% of the account value at the time of any subsequent withdrawal.

DREYFUS FOUNDERS FUNDS, INC.
SUPPLEMENT DATED JUNE 6, 2000
TO STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2000

The section of the Funds' Statement of Additional Information entitled "Automatic Withdrawal Plan" on pages 62-63 is hereby supplemented as follows:

A CDSC will not be charged on Class B shares redeemed under an Automatic Withdrawal Plan ("AWP") for any fund account opened on or after July 24, 2000, or for any existing fund account that adds AWP services on or after July 24, 2000, as long as the amount of the withdrawal does not exceed the greater of:

  an annual rate of 12% of the account value at the time of the first withdrawal under the AWP; or
  an annual rate of 12% of the account value at the time of any subsequent withdrawal.

AWP withdrawals of Class B shares that exceed such amounts will be subject to a CDSC.